As filed with the Securities and Exchange Commission on December __, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10319

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Emily R. Enslow
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

USA Mutuals Vice Fund
Institutional Class Shares (VICVX)
Investor Class Shares (VICEX)
Class A Shares (VICAX)
Class C Shares (VICCX)

USA Mutuals Navigator Fund
Institutional Class Shares (UNAVX)

USA Mutuals/WaveFront Hedged
Quantamental Opportunities Fund
Institutional Class Shares (QUANX)

Semi-Annual Report
September 30, 2018

USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street
Suite 900
Dallas, Texas  75201
Phone: 1-866-264-8783
Web: www.usamutuals.com

Table of Contents

LETTERS TO SHAREHOLDERS	3

EXPENSE EXAMPLE	13

INVESTMENT HIGHLIGHTS	15

PORTFOLIO OF INVESTMENTS – USA Mutuals Vice Fund	20

PORTFOLIO OF INVESTMENTS – USA Mutuals Navigator Fund	23

SCHEDULE OF FUTURES CONTRACTS – USA Mutuals Navigator Fund	24

PORTFOLIO OF INVESTMENTS – USA Mutuals/WaveFront Hedged
Quantamental Opportunities Fund	25

SCHEDULE OF SECURITIES SOLD SHORT –
USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund	28

SCHEDULE OF FUTURES CONTRACTS –
USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund	29

STATEMENTS OF ASSETS AND LIABILITIES	30

STATEMENTS OF OPERATIONS	32

STATEMENTS OF CHANGES IN NET ASSETS	34

FINANCIAL HIGHLIGHTS	37

NOTES TO FINANCIAL STATEMENTS	46

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENT	67

ADDITIONAL INFORMATION	70

LETTER TO SHAREHOLDERS

USA Mutuals Vice Fund

Dear Shareholder:

We write this letter to inform you of the economic conditions and fund performance experience during the past semi-annual fiscal period.

Financial Conditions During the Semi-Annual Period ended September 30, 2018
During the six-month period ended September 30, 2018, the Federal Reserve (the “Fed”) increased the benchmark Federal Funds rate two times.  This makes four increases in the past year and eight increases since the Open Market Committee began raising rates in December 2015. Current estimates would indicate two more increases may occur between now and March 31, 2019.  The Fed balance sheet shrank rapidly during the past six months when compared to the prior period, falling from $4.39 trillion to $4.19 trillion.  As a percent of GDP, the Fed balance sheet is now 20.6% of GDP, down 1.6% over the past 6 months and down significantly from a high of 25.7% in 2014.  We believe these trends will continue as the Fed proceeds with normalizing the size of the balance sheet.  We view this action favorably.  Meanwhile, the total debt issued by the U.S. Treasury has increased by $426 billion in the past six months to $21.516 trillion.  Government annual deficits are not forecasted to subside in the future.  Overall, economic growth continues in the US with unemployment levels low and inflation picking up to targeted levels.

Historical Market Performance of the Fund
During the six-month period ended September 30, 2018, the S&P 500 Index (the “S&P 500”) returned 11.41%.  During the same period, all Vice Fund share classes underperformed the S&P 500.  The Vice Fund Investor Class (VICEX) was down -6.93%, the Vice Fund Class A (without sales charge) was down -7.09%, the Vice Fund Class C (without sales charge) was down -7.25%, and the Vice Fund Institutional Class was down -6.67%.  The S&P 500’s top contributing sectors, in terms of both contribution and total return, during the period were Information Technology (+18.63%) and Health Care (+18.34%).

The Vice Fund operated in an environment where no Vice sector outperformed the market during the period.  Gaming was the major drag on performance, with the S&P 500 Casino & Gaming Index falling -24.48% during the period.  Four of the bottom five performing stocks in the Fund were in the Gaming sector.  Tobacco also struggled as the S&P Tobacco Index was down -9.15% during the period.  Aerospace Defense was the best performing sector and trailed the market, returning +5.91% in the period while the Beverages Index returned +3.88%.

Economic Outlook
Looking at specific regions we see that there is a broad outlook for continued strength in regional markets, though projections are not as strong as they were six months ago.

•
The European Union expects to see another year of real GDP growth at 1.9%, with reasonable inflation at 1.8%, as the Central Bank’s ultra-easy policy remains in place. The European Central Bank expects rates to stay low through at least the summer of 2019.  Unemployment continues to trend downwards in the region and is expected to be 6.8% in 2019.

•
The Bank of Japan signaled that it would keep a steady policy as we move forward.  The Bank maintains expectations for a moderate pace of GDP growth at 1.1% and that is expected to continue through 2019.  The goal for inflation remains 2%; however, there is no timeframe for that target.  The Central Bank noted the risk to growth from U.S. Macroeconomic policies in its latest release.

•
China’s economic growth rate continues to trend towards more sustainable long-term levels with projections for 2019 at 6.3% and 4% unemployment.  Changes in U.S. macroeconomic policy would potentially have an impact on these projections.

•
In the U.S., 2018 projections for real GDP are now at 2.9%, up from our last report.  2019 is expected to be at 2.5%.  Inflation continues to tick upwards, but does not appear to be a concern yet as expectations for the Consumer Price Index are at 2.3% next year.  The labor market continues to show strength and unemployment is now projected to be 3.6% for 2019.  Participation rate remains stagnant at 62.7%, though wages appear to be showing some weak signs of increasing.  Additional interest rate increases are expected.  U.S. macroeconomic policy remains a key factor for the global outlook.

The Organization for Economic Co-Operation and Development’s (OECD) last projections indicate that global growth is expected to be at 3.7% for 2018 and 2019.  The developed economies of the world appear to be plateauing as uncertainties and risks from trade restrictions have been increasing while tighter financial conditions are developing in some regions.  Domestically, we remain concerned about continued political attacks on trade and question any substantive actions that limit or curtail trade.  Capital expenditures in the U.S. economy continue to trend higher towards levels that can support healthier, more sustainable long-term growth.  Tightening labor markets appear to be pressuring for wage gains, however labor productivity gains are encouraging and inflation appears muted to date.  Overall, we are cautiously optimistic in our global and domestic outlook for economic growth and will invest accordingly.

Sincerely,

USA Mutuals Advisors

USA Mutuals Navigator Fund

Dear Shareholder:

Please Note: The USA Mutuals Navigator Fund was officially launched on October 13, 2017, via the conversion of the Goldman Navigator Fund, L.P. (the “Navigator Predecessor Partnership”), a limited partnership managed by Mr. Steven Goldman, the USA Mutuals Navigator Fund’s portfolio manager, into the Institutional Class shares of the USA Mutuals Navigator Fund. The fiscal year performance of the USA Mutuals Navigator Fund noted below therefore includes performance of the Navigator Predecessor Partnership for periods before October 13, 2017, including all the expenses of the Navigator Predecessor Partnership.

Performance

							6 Month
	April	May	June	July	August	September	Average (as
	2018	2018	2018	2018	2018	2018	of 9/30/2018)
UNAVX	0.10%	2.34%	0.48%	3.65%	3.25%	0.40%	1.70%
S&P 500 Index	0.38%	2.41%	0.62%	3.72%	3.26%	0.57%	1.83%

	Year to Date
	(as of 9/30/2018)	1 Year	5 Year	10 Year	Since Inception
UNAVX	8.69%	15.51%	10.17%	10.31%	12.30%
S&P 500 Index	10.56%	17.91%	13.95%	11.97%	8.01%

S&P Exposure Levels
The average exposure levels have stayed between 105% and 110% from January 1, 2018 through September 30, 2018. The average exposure for October 2018 was 90%. The only exposure variation greater than 10% was October.

Market Commentary
The following section represents a retrospective of market events and indicators which may have influenced our investment outlook and S&P 500 Index (the “S&P”) exposure levels during the six month period ended September 30, 2018. The unpredictable nature of equity markets and economic cycles can occasionally lead to chronological clusters, or in plain English, more noise in some months than others.  The examples below stand out as prominent factors in the most recent semi-annual period:

On August 22, 2018, the front page of the New York Times proclaimed: the “Bull Market hits 3,453 days…”!  It was the lead story.  This theme was also featured in many other publications as “…the longest bull market, surpassing 1990-2000”.  However, this analysis referencing 1990 considered the S&P’s 1990 decline of -19.9% as a Bear Market, even though it did not cross the threshold of -20% on a closing basis.  In 1998 the S&P declined by -19.34% (-20.8% intra-day) and that was not considered a bear market.  Nor was the 2011 decline of -19.35% (-21.25% intra-day).  For the record, the S&P’s sharp market declines of 1990, 1998 and 2011 all led to bouts of easing by the Federal Reserve and should have all been considered bear markets. But that’s a story for another time.  More importantly, business and investment cycles typically do not expire from “old age” but become progressively more worrisome as excesses begin to surface.  Higher bouts of inflation, fatter market valuations, and aggressive Federal Reserve tightening are examples of indicators that should become more apparent.

A deeper examination of recent market characteristics, beyond the historical context mentioned above, brings the ISM Manufacturing Index into focus.  The Index is based on a survey of more than 300 manufacturing firms conducted by the Institute for Supply Management. The reading for last August, released on the first of the month, rose to 61.3%. That level was the cyclical high since the economic recovery began 112 months ago. A review of the previous 10 Business Cycles since 1950 reveals a cyclical peak in this indicator, typically surfacing years in advance of an economic downturn. However, in two Business Cycles, 1973 and 1981, early exceptions occurred after the Federal Funds Rate rose by roughly 100% in the preceding year.  In November 1973, the economy entered a recession and the Federal Funds Rate monthly average stood at 10.03%, up from 5.06% the year before.  In August 1981 at the onset of the recession, the Federal Funds monthly average stood at 17.82%, up from 9.61% the year before. In summary, a 500 basis point to more than 900 basis point increase in the Federal Funds rate casts a giant shadow in comparison to the roughly 100 basis point rise in the Federal Funds Rate in the past year and, we believe, should not be an impediment to the economy, especially with the Federal Funds Rate still below the Consumer Price Index.

Additionally, last April, the one-year Forward PE on the S&P stood at roughly 16, having moved back to its 28-year average as the S&P then stood at 2881. It’s worth noting that the earnings in the third quarter of 2019 are expected at $45.40 a share according to FactSet, imputing an increase of $4.81 over the recent quarter’s expected earnings of $40.61. Forward 12- month earnings are now expected at $173.88, equating to a forward one-year PE at 16.78, up from 16 at the market’s trough.  The S&P has risen by 13% from the closing lows in April, while the forward PE has risen by just under 5%. Although a bit too early for a high degree of confidence, earnings for the full year of 2019 are expected at $178.32 and if stock prices were to finish the quarter unchanged that would equate to a Forward PE of 16.35.

On several occasions in the past six months, we’ve also noted that when one of our Economic Models is in an acceleration mode the S&P, since 1995, has historically averaged 6.00% above its nine-month moving average. In January the S&P stood roughly 10.50% above this average, in February 4.75%, then dropped to below 2% over the next two months. At September’s end the S&P stood 5.50% above its 9-month moving average versus 6.00% the previous month.

In summary, at the writing of this letter, our models continue to display bullish market characteristics.  However, we have clearly begun to see intermediate bouts of volatility, and the ever-present risk of adverse headlines regarding trade wars, amongst other white noise, perpetuates.  As always, we are constantly monitoring hundreds of indicators in an effort to identify tangible signs of impending market expansion or erosion.  Our steadfast belief in assessing these proven drivers of stock market performance in the multi-layered context of historical market behavior and decades of investing experience remains a constant of the Navigator Fund.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the USA Mutuals Navigator Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

The USA Mutuals Navigator Fund’s gross expense ratio was 3.17% as of the most recent Prospectus, dated July 27, 2018.

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund

Dear Shareholder:

The Fund gained 2.62% during the first-half of the fiscal year, compared to a 0.95% increase in the Morningstar Multialternative Category®, and a 0.95% increase in the benchmark ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index.

The Fund’s core equity portfolio generated positive performance over the period, with holdings in the Healthcare, Consumer Discretionary and Information Technology sectors generating the strongest performance. Commodities were the strongest contributors to return in the macro portfolio, led by long exposure to energies and short exposure to the Brazilian Real.

The Fund’s underperformance relative to the S&P 500 Index (+11.41%) during the six month period was primarily driven by a large cash weighting in the Portfolio, along with short positions in both U.S. and Canadian equity indices marginally detracting from overall returns. Long positions in the Utilities and Real Estate sectors were the main detractors in the core equity portfolio.

Market Commentary
U.S. Equity markets enjoyed strong gains in the third quarter, bucking the trend of most global equity indices and other risk assets such as emerging market currencies and base metals. The main reason for the strong performance of U.S. markets is healthy earnings growth and the confidence that comes from low and falling unemployment. While only 6% of companies have reported the third quarter earnings, the blended earnings growth was roughly 19%, with 86% of companies reporting positive earnings surprises according to FACTSET.

However, as mentioned, U.S. equity market performance was the anomaly during the quarter. The combination of rising US rates and the use of trade and tariffs as a tool by the Trump administration generally weighed down most other equity indices and risk assets. This divergence should be a concern, particularly if much of the U.S. growth is based on nothing more than the current fiscal stimulus of tax cuts and public spending.

The timing of stimulus is a bit peculiar, given the stage of the business cycle following a multi-year upswing. Then again, the economy has, since the Global Financial Crisis, recovered only because of ultra-loose monetary policies following the crisis, and appears still dependent on those policies. Perhaps the fiscal stimulus is an attempt to bridge the economy off of the need for easy money and catalyze accelerating self-sustaining economic growth.

For many years, since the Global Financial Crisis, the economy has been like a patient undergoing chemotherapy. Quantitative Easing and ultra-loose monetary policy was a necessary treatment, but with the risk of creating new economic maladies.

Growing inequality and populist trends are examples of those side effects, as are the increase in the ratio of non-financial debt to global GDP, elevated real estate and U.S. equity valuations, and very low credit and term spreads. In addition, there has been an increase in covenant-light loans and lending by asset management and private equity firms. In short, ultra-loose monetary policy has increased both debt and valuations.

The current U.S. fiscal stimulus is another unconventional policy given the stage of the business cycle, and it brings another set of risks or potential maladies. Beyond the simple fact that increased spending and decreased revenues result in higher deficits, the upward pressure on rates and the U.S. Dollar are problematic for emerging markets, where much of the build-up in dollar-denominated debt has occurred. As U.S. rates have become more attractive, capital outflows pressured emerging market currencies in the third quarter and increased the risk of defaults and a slowdown to emerging market growth.

Over the long-term it pays to be a buyer of equities and an investor in the growth that comes from human work and innovation towards improved standards of living. And while markets always face walls of worry that are mostly overcome, at times risks are elevated and warrant a more tactical, hedged approach to investing. QUANX has the ability to be full risk-on in equities but, today, it sees more risk than opportunity and is, therefore, holding a reduced U.S. equity exposure and an increased allocation to other, diversifying macro strategies.

DISCLOSURES

Past performance does not guarantee future results.

Opinions expressed are those of USA Mutuals Advisors, Inc. and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

This report is authorized for use when preceded or accompanied by a prospectus. Read it carefully before investing or sending money.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. For a complete list of Fund holdings, please see the Portfolio of Investments in this report.

Mutual fund investing involves risk; principal loss is possible.

The Vice Fund will concentrate its net assets in vice industries, including the alcohol beverages, tobacco, gaming and defense/aerospace industries. The Vice Fund may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries. The Vice Fund and USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Vice Fund and USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks, and the risk that a position could not be closed when most advantageous. Investing in derivatives could result in losing more than the amount invested. If a security sold short increases in price, a Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Navigator Fund’s portfolio manager (the “Navigator Predecessor Partnership”), converted into the Institutional Class shares of the Navigator Fund by contributing all of its assets to the Navigator Fund in exchange for Institutional Class shares of the Navigator Fund. From its inception in 2002 through 2012, the Navigator Predecessor Partnership was managed as a proprietary account of the portfolio manager, and was converted to a limited partnership in 2012. From its inception in 2002 through October 13, 2017, the Navigator Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Navigator Fund, and at the time of the conversion, the Navigator Predecessor Partnership was managed by the same portfolio manager as the Navigator Fund. Such portfolio manager managed the Navigator Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Navigator Fund. The Navigator Fund’s performance for periods before October 13, 2017 is that of the Navigator Predecessor Partnership and includes the expenses of the Navigator Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses, paid by the Navigator Predecessor Partnership, without provision for state or local taxes. If the Navigator Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Navigator Fund, the performance for all periods would have been lower than that stated.

Simultaneous with the commencement of the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund’s investment operations on October 16, 2017, BC Capital Investors, L.P., a limited partnership managed by WaveFront Global Asset Management Corporation, the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund’s sub-advisor (the “WaveFront Predecessor Partnership”, and together with the Navigator Predecessor Partnership, the “Predecessor Partnerships”), converted into the Institutional Class shares of the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund by contributing all of its assets to the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund in exchange for Institutional Class shares of the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund. From its inception through October 16, 2017, the WaveFront Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund, and at the time of the conversion, the WaveFront Predecessor Partnership was managed by the same portfolio managers as the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund and such portfolio managers managed the WaveFront Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund. The USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund’s performance for periods before October 16, 2017 is that of the WaveFront Predecessor Partnership and includes the expenses of the WaveFront Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses, paid by the WaveFront Predecessor Partnership, without provision for state or local taxes. If the WaveFront Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund, the performance for all periods would have been lower than that stated.

The performance returns of the Predecessor Partnerships are audited. The Predecessor Partnerships were not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and were not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected their performance. On a going forward basis after October 13, 2017 and October 16, 2017, the Navigator Fund and USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund performance, respectively, will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnerships. Please refer to the Financial Statements section of each Fund’s SAI to review additional information regarding the Predecessor Partnerships.

Definitions

Basis point: one hundredth of one percent, used chiefly in expressing differences of interest rates.

S&P 500 Index: An American stock market index based on the market capitalizations of 500 large companies having common stock listed on the New York Stock Exchange or NASDAQ Stock Market, Inc.

ICE BofA Merrill Lynch 3-Month U.S. T-Bill Index: An unmanaged index representative of three-month Treasury bills.

Morningstar Multialternative Category: Funds will use a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others.

Consumer Price Index: Measures changes in the price level of a market basket of consumer goods and services purchased by households.

Forward PE (Price to Earnings): Measure of a company's P/E ratio using its expected earnings.

Short Position: Refers to the selling of a borrowed security with an expectation that the security price will decrease.

Long Position: Refers to the buying of a security with an expectation that the security price will increase.

You cannot invest directly in an index.

The Funds are distributed by Compass Distributors, LLC.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A and Class C shares only) and (2) ongoing costs, including advisory fees, distribution (12b-1) fees (Investor Class, Class A and Class C shares only) and other Fund expenses. If you purchase Class A shares of the USA Mutuals Vice Fund you will pay an initial maximum sales charge of up to 5.75% when you invest. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed within 12 months of purchase. The Investor Class shares and Institutional Class shares do not charge a sales load. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. Individual retirement accounts (“IRAs”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/18 – 9/30/18).

Actual Expenses

The first table for each Fund provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the respective line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).

EXPENSE EXAMPLE (Unaudited) (Continued)

Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period April 1, 2018 -	Annualized
	April 1,	September 30,	September 30,	Expense
	2018	2018	2018(1)(2)	Ratio(1)(2)
Based on Actual
Fund Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$933.30	$6.01	1.24%
Investor Class	1,000.00	930.70	7.21	1.49
Class A	1,000.00	929.10	7.21	1.49
Class C	1,000.00	927.50	10.82	2.24
USA Mutuals
Navigator Fund
Institutional Class	$1,000.00	$1,106.00	$10.51	1.99%
USA Mutuals/WaveFront
Hedged Quantamental
Opportunities Fund
Institutional Class	$1,000.00	$1,026.20	$6.78	1.34%

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period April 1, 2018 -	Annualized
	April 1,	September 30,	September 30,	Expense
	2018	2018	2018(1)(2)	Ratio(1)(2)
Based on Hypothetical
5% Yearly Returns
USA Mutuals Vice Fund
Institutional Class	$1,000.00	$1,018.85	$6.28	1.24%
Investor Class	1,000.00	1,017.60	7.54	1.49
Class A	1,000.00	1,017.60	7.54	1.49
Class C	1,000.00	1,013.84	11.31	2.24
USA Mutuals
Navigator Fund
Institutional Class	$1,000.00	$1,015.09	$10.05	1.99%
USA Mutuals/WaveFront
Hedged Quantamental
Opportunities Fund
Institutional Class	$1,000.00	$1,018.37	$6.76	1.34%

(1)
Includes dividend and/or interest expense of 0.00%, 0.00% and 0.05% for the USA Mutuals Vice Fund, USA Mutuals Navigator Fund and USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund, respectively.

(2)	Expenses are equal to the Fund’s annualized expense ratio by class multiplied by the average account value over the period, multiplied by 183/365 to reflect the one half year period.

INVESTMENT HIGHLIGHTS (Unaudited)

Sector Breakdown % Total Investments
USA Mutuals Vice Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Sector Breakdown % Total Investments
USA Mutuals Navigator Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Sector Breakdown % Total Investments
USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

Total Returns as of September 30, 2018*

				Average Annual
	Inception	Six	One	Three	Five	Ten	Since
	Date	Months	Year	Years	Years	Years	Inception
USA Mutuals Vice Fund
Institutional Class
(without sales charge)	4/1/14	-6.67%	0.88%	11.71%	—	—	6.17%
Investor Class
(without sales charge)	8/30/02	-6.93%	0.47%	11.36%	7.51%	9.58%	9.69%
Class A
(with sales charge)*	12/8/11	-12.42%	-5.48%	9.13%	6.22%	—	11.01%
Class A
(without sales charge)*	12/8/11	-7.09%	0.30%	11.31%	7.48%	—	11.98%
Class C
(with sales charge)*	12/8/11	-8.18%	-1.20%	10.55%	6.71%	—	11.18%
Class C
(without sales charge)*	12/8/11	-7.25%	-0.23%	10.55%	6.71%	—	11.18%
S&P 500 Index		11.41%	17.91%	17.31%	13.95%	11.97%	12.45%(1)
							9.67%(2)
							15.84%(3)

(1)	Return as of 4/1/2014 (Institutional Class inception).
(2)	Return as of 8/30/2002 (Investor Class inception).
(3)	Return as of 12/8/2011 (Class A and Class C inception).
*
Returns with sales charges reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class A and Class C. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would be reduced.

	Inception	Six	Cumulative
	Date	Months	Since Inception
USA Mutuals
Navigator Fund
Institutional Class	10/13/17	10.60%	13.94%
S&P 500 Index		11.41%	16.26%

			Cumulative
			Since Inception
USA Mutuals/WaveFront
Hedged Quantamental
Opportunities Fund
Institutional Class	10/16/17	2.62%	3.21%
ICE BofA Merrill
Lynch 0-3 Month
U.S. Treasury
Bill Index		0.95%	1.54%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted. In the absence of the existing fee waivers, the total return would be reduced. Performance data current to the most recent month end may be obtained by calling 1-866-264-8783.

INVESTMENT HIGHLIGHTS (Unaudited) (Continued)

The returns shown in the table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The ICE BofA Merrill Lynch 0-3 Month U.S. Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.

PORTFOLIO OF INVESTMENTS

USA Mutuals Vice Fund
September 30, 2018 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 98.9%	Shares	Value

Aerospace & Defense 29.0%*
The Boeing Co.	20,000	$7,438,000
General Dynamics Corp.	39,000	7,984,080
Honeywell International Inc.	45,000	7,488,000
L3 Technologies, Inc.	11,500	2,445,130
Lockheed Martin Corp.	21,100	7,299,756
Northrop Grumman Corp.	26,900	8,537,253
Raytheon Co.	50,000	10,333,000
Rolls-Royce Holdings PLC(a)(b)	50,000	643,492
United Technologies Corp.	37,100	5,186,951
		57,355,662
Alcoholic Beverages 22.4%
AMBEV SA - ADR(b)	10,000	45,700
Anheuser-Busch InBev SA/NV(b)	35,000	3,056,694
Becle, S.A.B. de C.V.(b)	750,000	1,210,725
Brown-Forman Corp. - Class B	133,500	6,748,425
Carlsberg A/S - Class B(b)	18,000	2,159,025
Constellation Brands, Inc. - Class A	42,900	9,250,098
Davide Campari-Milano S.p.A(b)	100,000	851,630
Diageo PLC - ADR(b)	58,000	8,216,860
Heineken N.V.(b)	90,000	8,438,969
Pernod Ricard S.A.(b)	26,500	4,347,490
		44,325,616
Casinos, Gambling & Lotteries 26.6%*
Boyd Gaming Corp.	92,000	3,114,200
Churchill Downs Inc.	23,000	6,387,100
Galaxy Entertainment Group Ltd.(b)	1,180,000	7,483,953
Las Vegas Sands Corp.	135,000	8,009,550
Melco Crown Entertainment Ltd. - ADR(b)	265,900	5,623,785
MGM Resorts International	235,000	6,558,850
Penn National Gaming, Inc.(a)	30,000	987,600
Sands China Ltd.(b)	924,800	4,187,876
Wynn Macau, Ltd.(b)	1,074,600	2,470,865
Wynn Resorts, Ltd.	62,000	7,877,720
		52,701,499

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
September 30, 2018 (Unaudited)	Ticker Symbol: VICEX

COMMON STOCKS 98.9% (Continued)	Shares	Value

Data Processing, Hosting & Related Services 0.5%
Mastercard Inc. - Class A	4,000	$890,440
		890,440
Pharmaceuticals 1.5%
Aphria, Inc.(a)(b)	33,000	459,877
Aurora Cannabis, Inc.(a)(b)	77,200	741,727
Australis Capital, Inc.(a)(b)(g)	2,270	4,060
Canopy Growth Corp.(a)(b)	16,000	777,300
Cronos Group, Inc.(a)(b)	45,000	499,942
HEXO Corp.(a)(b)	60,000	406,457
		2,889,363
Restaurants and Other Eating Places 1.1%
Starbucks Corp.	40,000	2,273,600
		2,273,600
Tobacco Manufacturing 17.8%
Altria Group, Inc.	147,000	8,865,570
British American Tobacco PLC - ADR(b)	105,000	4,896,150
Imperial Tobacco Group PLC(b)	115,000	4,003,610
Japan Tobacco Inc.(b)	190,000	4,959,866
KT&G Corp.(b)	36,000	3,375,254
Philip Morris International Inc.	111,400	9,083,556
		35,184,006
Total Common Stocks (Cost $138,923,071)		195,620,186

PREFERRED STOCKS 0.1%

Alcoholic Beverages 0.1%
Zodiac Spirits, LLC - Class A(a)(d)(e)(f)(g)	5,000	250,000
Total Preferred Stocks (Cost $5,000,000)		250,000

	Principal
CORPORATE BOND 0.0%	Amount

Tobacco Manufacturing 0.0%
Bio Soil Enhancers, Inc.
Maturity Date 11/24/2020, Coupon Rate 12.00%(d)(e)(g)(h)	$1,500,000	—
Total Corporate Bond (Cost $1,500,000)		—

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Vice Fund
September 30, 2018 (Unaudited)	Ticker Symbol: VICEX

WARRANTS 0.0%	Shares	Value

Tobacco Manufacturing 0.0%
Bio Soil Enhancers, Inc.(a)(d)(e)(g)	150,000	$750
Total Warrants (Cost $0)		750

SHORT-TERM INVESTMENT 0.7%

Investment Company 0.7%
First American Treasury Obligations Fund - Class X, 1.92%(c)	1,466,554	1,466,554
Total Short-Term Investment (Cost $1,466,554)		1,466,554
Total Investments (Cost $146,889,625) 99.7%		197,337,490
Other Assets in Excess of Liabilities 0.3%		556,955
TOTAL NET ASSETS 100.0%		$197,894,445

*	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield is the 7-day yield as of September 30, 2018.
(d)
Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees. At September 30, 2018, the value of these securities total $250,750 which represents 0.13% of total net assets.

(e)	Private Placement.
(f)	Affiliated Issuer. See Note 3.
(g)	Level 3 security whose value was determined using significant unobservable inputs. See Note 2.
(h)	Security in default.
ADR – American Depositary Receipt.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals Navigator Fund
September 30, 2018 (Unaudited)	Ticker Symbol: UNAVX

			Principal
	Maturity		Amount/
SHORT-TERM INVESTMENTS 95.7%	Date	Yield	Shares	Value

U.S. Treasury Bills 78.8%
United States Treasury Bill(a)	10/25/18	2.100%	$3,500,000	$3,495,155
United States Treasury Bill(a)	11/23/18	2.129%	1,000,000	996,903
United States Treasury Bill(a)	11/29/18	2.144%	2,000,000	1,993,059
United States Treasury Bill(a)	12/6/18	2.149%	15,500,000	15,439,686
United States Treasury Bill(a)	1/24/19	2.232%	2,000,000	1,985,944
United States Treasury Bill(a)	2/7/19	2.282%	600,000	595,168
United States Treasury Bill(a)	2/28/19	2.312%	3,250,000	3,219,193
United States Treasury Bill(a)	3/14/19	2.316%	2,500,000	2,474,062
United States Treasury Bill(a)	3/28/19	2.340%	3,000,000	2,965,883
Total U.S. Treasury Bills (Cost $33,169,640)				33,165,053

Investment Company 16.9%
First American Government
Obligations Fund - Class X, 1.91%(b)			7,130,798	7,130,798
Total Investment Company (Cost $7,130,798)				7,130,798
Total Short-Term Investments (Cost $40,300,438)				40,295,851
Total Investments (Cost $40,300,438) 95.7%				40,295,851
Other Assets in Excess of Liabilities 4.3%(a)				1,825,545
TOTAL NET ASSETS 100.0%				$42,121,396

(a)	Includes assets to satisfy the margin requirements for derivative contracts.
(b)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2018.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS

USA Mutuals Navigator Fund
September 30, 2018 (Unaudited)
				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month-Year	Appreciation	(Depreciation)
Long Contracts:
S&P 500 E-Mini	$45,390,450	311	Dec-18	$94,389	$—
Total Long Contracts				$94,389	$—
Net Unrealized Appreciation				$94,389

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
September 30, 2018 (Unaudited)	Ticker Symbol: QUANX

COMMON STOCKS 25.1%	Shares	Value

Administrative & Support Services 1.0%
Rollins, Inc.	1,530	$92,856
		92,856
Apparel Manufacturing 0.8%
Michael Kors Holdings Ltd(a)(b)	1,000	68,560
		68,560
Building Material & Garden Equipment & Supplies Dealers 1.2%
The Home Depot, Inc.	500	103,575
		103,575
Chemical Manufacturing 3.4%
Celgene Corp.(a)	500	44,745
Nektar Therapeutics(a)	1,580	96,317
Trex Co. Inc.(a)	1,270	97,764
Zoetis, Inc.	630	57,683
		296,509
Clothing & Clothing Accessories Stores 0.9%
Ross Stores, Inc.	780	77,298
		77,298
Computer & Electronic Product Manufacturing 2.0%
Masimo Corp(a)	630	78,460
Mettler-Toledo International, Inc.(a)	160	97,437
		175,897
Construction of Buildings 0.6%
NVR, Inc.(a)	20	49,416
		49,416
Credit Intermediation & Related Activities 1.0%
Credit Acceptance Corp.(a)	130	56,949
First Republic Bank/CA	370	35,520
		92,469
General Merchandise Stores 0.6%
Tractor Supply Co.	580	52,710
		52,710
Insurance Carriers & Related Activities 1.1%
Essent Group Ltd.(a)(b)	1,010	44,693
Primerica, Inc.	420	50,631
		95,324

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
September 30, 2018 (Unaudited)	Ticker Symbol: QUANX

COMMON STOCKS 25.1% (Continued)	Shares	Value

Machinery Manufacturing 1.8%
Graco, Inc.	1,200	$55,608
National Oilwell Varco, Inc.	780	33,602
The Toro Co.	1,110	66,567
		155,777
Merchant Wholesalers, Durable Goods 1.0%
Lennox International, Inc.	390	85,176
		85,176
Miscellaneous Manufacturing 2.0%
Align Technology, Inc.(a)	250	97,805
Edwards Lifesciences Corp.(a)	170	29,597
Pool Corp.	320	53,402
		180,804
Motor Vehicle & Parts Dealers 1.0%
O’Reilly Automotive, Inc.(a)	270	93,776
		93,776
Oil & Gas Extraction 0.9%
Anadarko Petroleum Corp.	620	41,794
Energen Corp.(a)	460	39,638
		81,432
Professional, Scientific, & Technical Services 2.5%
Cerner Corp.(a)	1,500	96,615
Insperity, Inc.	1,030	121,489
		218,104
Securities, Commodity Contracts, & Other Financial
Investments & Related Activities 2.3%
Allegion PLC(b)	490	44,379
BlackRock, Inc.	60	28,280
Eaton Vance Corp	1,220	64,123
T Rowe Price Group, Inc.	620	67,692
		204,474
Support Activities for Mining 0.7%
Core Laboratories NV(b)	510	59,073
		59,073

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS (Continued)

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
September 30, 2018 (Unaudited)	Ticker Symbol: QUANX

COMMON STOCKS 25.1% (Continued)	Shares	Value

Truck Transportation 0.3%
Landstar System, Inc.	240	$29,280
		29,280
Total Common Stocks (Cost $2,140,182)		2,212,510

EXCHANGE TRADED FUNDS 46.0%
Consumer Discretionary Select Sector SPDR Fund	3,400	398,548
Energy Select Sector SPDR Fund	4,780	362,037
Financial Select Sector SPDR Fund	14,130	389,705
Health Care Select Sector SPDR Fund	3,770	358,715
Industrial Select Sector SPDR Fund	6,490	508,816
Invesco DB Energy Fund(a)	49,120	890,472
Materials Select Sector SPDR Fund	1,760	101,957
Real Estate Select Sector SPDR Fund	14,700	479,367
SPDR S&P Telecom Fund	2,420	184,498
Technology Select Sector SPDR Fund	2,310	174,012
Utilities Select Sector SPDR Fund	4,030	212,180
Total Exchange Traded Funds (Cost $3,925,760)		4,060,307

SHORT-TERM INVESTMENTS 23.8%

Investment Companies 23.8%
Fidelity Investments Money Market Funds Government
Portfolio - Class I, 1.90%(c)(d)	508,141	508,141
First American Treasury Obligations Fund - Class X, 1.92%(c)	1,594,985	1,594,985
Total Short-Term Investments (Cost $2,103,126)		2,103,126
Total Investments (Cost $8,169,068) 94.9%		8,375,943
Other Assets in Excess of Liabilities 5.1%(d)		448,255
TOTAL NET ASSETS 100.0%		$8,824,198

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of September 30, 2018.
(d)	Includes assets to satisfy the margin requirements for derivative contracts and securities sold short.
PLC – Public Limited Company.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF SECURITIES SOLD SHORT

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
September 30, 2018 (Unaudited)

EXCHANGE TRADED FUNDS (18.5%)	Shares	Value
Invesco DB Agriculture Fund(a)	(66,670)	$(1,127,390)
Invesco DB Base Metals Fund(a)	(21,600)	(358,992)
Invesco DB Precious Metals Fund	(4,160)	(143,312)
Total Exchange Traded Funds (Proceeds $1,675,042)		(1,629,694)
Total Securities Sold Short (Proceeds $1,675,042)		$(1,629,694)

(a)	Non Dividend Expense Producing.
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF FUTURES CONTRACTS

USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund
September 30, 2018 (Unaudited)
				Value
	Notional	Number of	Settlement	Unrealized	Unrealized
Description	Amount	Contracts	Month-Year	Appreciation	(Depreciation)
Long Contracts:
Hang Seng Index	$178,052	1	Oct-18	$731	$—
Australian 10Yr Bond	93,142	1	Dec-18	182	—
Dax Index	355,325	1	Dec-18	—	(3,440)
Euro/CHF Currency	723,393	5	Dec-18	1,528	—
Euro/JPY Currency	290,310	2	Dec-18	—	(2,343)
Long Gilt	157,634	1	Dec-18	586	—
Mexican Peso	686,270	26	Dec-18	11,945	—
NASDAQ 100 E-Mini	459,315	3	Dec-18	10,166	—
NIKKEI 225 Index	425,013	4	Dec-18	20,020	—
S&P/TSX 60 Index	441,435	3	Dec-18	—	(3,518)
SPI 200 Index	447,734	4	Dec-18	918	—
Total Long Contracts				$46,076	$(9,301)

Short Contracts:
Brazilian Real	$(345,380)	(14)	Oct-18	$1,305	$—
10Yr Mini JGB	(1,056,715)	(8)	Dec-18	—	(83)
Australian Dollar	(361,350)	(5)	Dec-18	—	(1,022)
BP Currency	(327,150)	(4)	Dec-18	782	—
Canadian 10Yr Bond	(308,025)	(3)	Dec-18	—	(329)
Canadian Dollar	(775,050)	(10)	Dec-18	—	(3,264)
Euro Currency	(584,100)	(4)	Dec-18	—	(543)
Euro/GBP Currency	(581,776)	(4)	Dec-18	—	(271)
Euro-BOBL	(1,669,240)	(11)	Dec-18	1,121	—
Euro-Bund	(1,106,178)	(6)	Dec-18	—	(676)
Japanese Yen Currency	(1,106,750)	(10)	Dec-18	16,787	—
S&P 500 E-Mini	(583,800)	(4)	Dec-18	—	(4,606)
U.S. 10Yr Note	(475,125)	(4)	Dec-18	—	(233)
U.S. 5Yr Note	(787,336)	(7)	Dec-18	—	(48)
U.S. Long Bond	(281,000)	(2)	Dec-18	—	(882)
Total Short Contracts				$19,995	$(11,957)
Total Futures Contracts				$66,071	$(21,258)
Net Unrealized Appreciation				$44,813

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
September 30, 2018 (Unaudited)

			USA Mutuals/
			WaveFront
			Hedged
			Quantamental
	USA Mutuals	USA Mutuals	Opportunities
	Vice Fund	Navigator Fund	Fund
ASSETS
Investments, at cost
Unaffiliated issuers	$141,889,625	$40,300,438	$8,169,068
Affiliated issuers (Note 3)	5,000,000	—	—
Investments, at value
Unaffiliated issuers	$197,087,490	$40,295,851	$8,375,943
Affiliated issuers (Note 3)	250,000	—	—
Cash	3,000	—	8
Due from brokers	45,542	—	—
Income receivable	705,899	7,329	4,303
Receivable from Advisor	—	—	7,106
Receivable for capital shares sold	94,398	255,623	—
Deposits with brokers for futures	—	1,588,089	593,554
Deposits for short sales	—	—	1,671,739
Prepaid offering costs	—	1,564	2,451
Other assets	44,225	34,840	47,251
TOTAL ASSETS	198,230,554	42,183,296	10,702,355
LIABILITIES
Securities sold short, proceeds	—	—	1,675,042
Securities sold short, at value	—	—	1,629,694
Foreign currency payable, at value
(cost $224,539)	—	—	224,139
Payable for distribution fees	47,299	—	—
Payable to Trustees	794	2,303	2,331
Payable to Advisor	150,690	41,410	—
Payable for capital shares redeemed	105,058	3,030	—
Payable for variation
margin on futures contracts	—	13,787	7,770
Accrued expenses and other liabilities	32,268	1,370	14,223
TOTAL LIABILITIES	336,109	61,900	1,878,157
NET ASSETS	$197,894,445	$42,121,396	$8,824,198
Net assets consist of:
Paid-in capital	$152,269,520	$38,817,661	$8,065,825
Total distributable earnings	45,624,925	3,303,735	758,373
NET ASSETS	$197,894,445	$42,121,396	$8,824,198

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (Continued)
September 30, 2018 (Unaudited)

			USA Mutuals/
			WaveFront
			Hedged
			Quantamental
	USA Mutuals	USA Mutuals	Opportunities
	Vice Fund	Navigator Fund	Fund
Institutional Class:
Net assets	$14,141,039	$42,121,396	$8,824,198
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	466,846	1,859,987	866,348
Net asset value, redemption price
and offering price per share(1)	$30.29	$22.65	$10.19
Investor Class:
Net assets	$155,623,967
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	5,204,710
Net asset value, redemption price
and offering price per share(1)	$29.90
Class A:
Net assets	$13,399,444
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	450,758
Net asset value, redemption price
and minimum offering price per share(1)	$29.73
Maximum offering price per share (net asset
value per share divided by 0.9425)(2)	$31.54
Class C:
Net assets	$14,729,995
Shares of beneficial interest outstanding
(unlimited number of shares
authorized, $0.001 par value)	504,058
Net asset value, redemption price and
offering price per share (may be subject
to contingent deferred sales charge)(3)	$29.22

(1)	A contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on share purchases of $1 million or more that are redeemed within 18 months of purchase.
(2)	Reflects a maximum sales charge of 5.75%.
(3)	A CDSC of 1.00% may be charged on shares redeemed within 12 months of purchase.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations
For the Six Months Ended September 30, 2018 (Unaudited)

			USA Mutuals/
			WaveFront
			Hedged
			Quantamental
	USA Mutuals	USA Mutuals	Opportunities
	Vice Fund	Navigator Fund	Fund
INVESTMENT INCOME
Dividend income (Net of foreign
withholding tax of $58,445, $0
and $0, respectively)	$2,678,818	$—	$45,560
Interest income	15,734	258,395	8,535
TOTAL INVESTMENT INCOME	2,694,552	258,395	54,095

EXPENSES
Advisory fees (Note 3)	1,033,973	254,752	49,522
Distribution fees - Investor Class (Note 3)	218,302	—	—
Distribution fees - Class A (Note 3)	19,103	—	—
Distribution fees - Class C (Note 3)	77,585	—	—
Administration, fund accounting
and custody fees	123,026	18,217	9,089
Transfer agent fees and expenses	89,429	17,577	10,019
Federal and state registration fees	35,493	5,516	3,744
Legal fees	29,139	6,222	8,882
Audit fees	14,091	8,601	8,601
Chief compliance officer fees and expenses	10,065	10,065	10,065
Trustees’ fees and related expenses	9,427	7,686	7,686
Reports to shareholders	8,230	4,767	4,767
Offering expenses	—	23,839	29,904
Other expenses	13,442	1,013	1,013
TOTAL EXPENSES BEFORE
INTEREST EXPENSE
AND INTEREST OR DIVIDENDS
ON SHORT POSITIONS	1,681,305	358,255	143,292
Interest expense (Note 6)	58	—	—
Dividend expense on short positions	—	—	1,810
TOTAL EXPENSES	1,681,363	358,255	145,102
Less waivers and
reimbursements by Advisor	(16,709)	(68,565)	(92,184)
NET EXPENSES	1,664,654	289,690	52,918
NET INVESTMENT INCOME (LOSS)	1,029,898	(31,295)	1,177

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations (Continued)
For the Six Months Ended September 30, 2018 (Unaudited)

			USA Mutuals/
			WaveFront
			Hedged
			Quantamental
	USA Mutuals	USA Mutuals	Opportunities
	Vice Fund	Navigator Fund	Fund
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
CONTRACTS, OPTION CONTRACTS,
SECURITIES SOLD SHORT AND
FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) from:
Investments in securities
of unaffiliated issuers	$1,829,689	$—	$364,963
Futures contracts	—	1,507,307	(383,422)
Purchased options (Note 2)	—	—	(46,203)
Securities sold short	—	—	6,663
Foreign currency translation	(5,656)	—	3,031
Change in net unrealized
appreciation/depreciation on:
Investments	(18,374,872)	1,305	235,257
Futures contracts	—	1,423,777	317
Purchased options (Note 2)	—	—	(24,287)
Securities sold short	—	—	45,670
Foreign currency	300	—	535
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, OPTION
CONTRACTS, SECURITIES
SOLD SHORT AND FOREIGN
CURRENCY TRANSLATION	(16,550,539)	2,932,389	202,524
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(15,520,641)	$2,901,094	$203,701

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Vice Fund

	Six Months Ended
	September 30, 2018	Year Ended
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income	$1,029,898	$1,938,744
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	1,829,689	1,647,437
Purchased options	—	(2,991)
Written options	—	767,574
Foreign currency translation	(5,656)	(21,781)
Change in net unrealized appreciation (depreciation) on:
Investments	(18,374,872)	32,191,931
Written options	—	528,754
Foreign currency translation	300	(1,126)
Net increase (decrease) in net assets from operations	(15,520,641)	37,048,542

FROM DISTRIBUTIONS
Net distributions to shareholders:
Institutional Class	(79,254)	(349,691)
Investor Class	(977,060)	(6,090,771)
Class A	(85,297)	(518,571)
Class C	(26,402)	(454,958)
Net decrease in net assets from distributions paid	(1,168,013)	(7,413,991)*

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	13,038,682	29,007,985
Net asset value of shares issued in reinvestment
of distributions to shareholders	1,097,022	7,039,816
Payments for shares redeemed	(34,133,660)	(61,447,813)
Net decrease in net assets from capital share transactions	(19,997,956)	(25,400,012)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,686,610)	4,234,539

NET ASSETS
Beginning of period	234,581,055	230,346,516
End of period	$197,894,445	$234,581,055 **

*
Includes net investment income distributions of $118,353, $1,908,997, $165,333 and $78,477, and net realized gain distributions of $231,338, $4,181,774, $353,238 and $376,481 for the Institutional, Investor, Class A and Class C, respectively.

**	Includes accumulated net investment income of $543,338.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals Navigator Fund

	Six Months Ended	October 13, 2017(1)
	September 30, 2018	through
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment loss	$(31,295)	$(77,143)
Net realized gain on:
Futures contracts	1,507,307	1,941,712
Change in net unrealized appreciation (depreciation) on:
Investments	1,305	(5,892)
Futures contracts	1,423,777	(1,329,388)
Net increase in net assets from operations	2,901,094	529,289

FROM DISTRIBUTIONS
Net distributions to shareholders:
Institutional Class	—	(126,648)
Net decrease in net assets from distributions paid	—	(126,648)*

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	16,584,621	5,789,285
Proceeds from shares issued from transfer-in-kind	—	19,863,326
Net asset value of shares issued in reinvestment
of distributions to shareholders	—	126,648
Payments for shares redeemed	(489,386)	(3,056,833)
Net increase in net assets from capital share transactions	16,095,235	22,722,426
TOTAL INCREASE IN NET ASSETS	18,996,329	23,125,067

NET ASSETS
Beginning of period	23,125,067	—
End of period	$42,121,396	$23,125,067 **

(1)	Commencement of operations.
*	Represents net realized gain distributions of $126,648.
**	Includes accumulated net investment income of $0.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets	USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund

	Six Months Ended	October 16, 2017(1)
	September 30, 2018	through
	(Unaudited)	March 31, 2018
FROM OPERATIONS
Net investment income (loss)	$1,177	$(17,695)
Net realized gain (loss) on:
Investments	364,963	152,206
Futures contracts	(383,422)	(91,368)
Purchased options	(46,203)	(15,846)
Securities sold short	6,663	—
Foreign currency translation	3,031	321
Change in net unrealized appreciation (depreciation) on:
Investments	235,257	(28,382)
Futures contracts	317	44,496
Purchased options	(24,287)	24,287
Securities sold short	45,670	(322)
Foreign currency translation	535	(135)
Net increase in net assets from operations	203,701	67,562

FROM DISTRIBUTIONS
Net distributions to shareholders:
Institutional Class	—	(109,357)
Net decrease in net assets from distributions paid	—	(109,357)*

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
Proceeds from sale of shares	1,788,160	476,592
Proceeds from shares issued from transfer-in-kind	—	13,160,792
Net asset value of shares issued in reinvestment
of distributions to shareholders	—	109,357
Payments for shares redeemed	(399,306)	(6,473,303)
Net increase in net assets from capital share transactions	1,388,854	7,273,438
TOTAL INCREASE IN NET ASSETS	1,592,555	7,231,643

NET ASSETS
Beginning of period	7,231,643	—
End of period	$8,824,198	$7,231,643 **

(1)	Commencement of operations.
*	Represents net realized gain distributions of $109,357.
**	Includes accumulated net investment income of $0.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$32.68		$28.74	$30.94	$29.30	$29.77
Income (loss) from investment operations:
Net investment income(2)	0.21		0.38	0.52	0.47	0.50
Net realized and unrealized
gain (loss) on investments	(2.34)		4.64	2.92	1.57	(0.76	)(5)
Total from investment operations	(2.13)		5.02	3.44	2.04	(0.26)
Less distributions paid:
From net investment income	(0.26)		(0.37)	(0.55)	(0.40)	(0.21)
From net realized gain on investments	—		(0.71)	(5.09)	—	—
Total distributions	(0.26)		(1.08)	(5.64)	(0.40)	(0.21)
Net Asset Value, End of Period	$30.29		$32.68	$28.74	$30.94	$29.30
Total Return	(6.67	)%(6)	17.52%	12.47%	7.07%	(0.89)%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$14,141		$12,152	$3,161	$123	$41
Ratio of expenses to average net assets:
Before waiver and
expense reimbursement	1.27	%(7)	1.28%	1.27%	1.23%	1.19%
After waiver and
expense reimbursement(3)	1.24	%(7)	1.24%	1.24%	1.23%	1.19%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	1.29	%(7)	1.17%	1.74%	1.58%	1.68%
After waiver and
expense reimbursement(3)	1.32	%(7)	1.21%	1.77%	1.58%	1.68%
Portfolio turnover rate(4)	6.54	%(6)	19.53%	56.05%	58.27%	77.77%

(1)	The USA Mutuals Vice Fund Institutional Class shares commenced operations on April 1, 2014.
(2)	Calculated using the average shares outstanding method.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Period	$32.31		$28.45	$30.64	$29.05	$29.40	$24.39
Income (loss) from
investment operations:
Net investment income(1)	0.15		0.27	0.33	0.33	0.37	0.41
Net realized and unrealized
gain (loss) on investments	(2.38)		4.61	3.00	1.61	(0.33)	4.91
Total from investment operations	(2.23)		4.88	3.33	1.94	0.04	5.32
Less distributions paid:
From net investment income	(0.18)		(0.31)	(0.43)	(0.35)	(0.40)	(0.31)
From net realized
gain on investments	—		(0.71)	(5.09)	—	—	—
Total distributions	(0.18)		(1.02)	(5.52)	(0.35)	(0.40)	(0.31)
Paid-in capital from
redemption fees (Note 2)	—		—	—	0.00 (2)	0.01	0.00 (2)
Net Asset Value, End of Period	$29.90		$32.31	$28.45	$30.64	$29.05	$29.40
Total Return	(6.93	)%(5)	17.24%	12.15%	6.79%	0.13%	22.12%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Investor Class (Continued)	USA Mutuals Vice Fund

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$155,624		$189,274	$194,217	$187,344	$217,848	$248,982
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	1.51	%(6)	1.53%	1.49%	1.48%	1.44%	1.47%
After waiver and
expense reimbursement(3)	1.49	%(6)	1.49%	1.49%	1.48%	1.44%	1.47%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.96	%(6)	0.83%	1.08%	1.13%	1.27%	1.51%
After waiver and
expense reimbursement(3)	0.98	%(6)	0.87%	1.08%	1.13%	1.27%	1.51%
Portfolio turnover rate(4)	6.54	%(5)	19.53%	56.05%	58.27%	77.77%	166.95%

(1)	Calculated using the average shares outstanding method.
(2)	Less than one cent per share.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Investor Class shares. Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Investor Class shares.

(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A	USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value,
Beginning of Period	$32.18		$28.33	$30.52	$28.94	$29.30	$24.33
Income (loss) from
investment operations:
Net investment income(1)	0.15		0.27	0.32	0.32	0.38	0.46
Net realized and unrealized
gain (loss) on investments	(2.42)		4.60	3.00	1.62	(0.34)	4.85
Total from investment operations	(2.27)		4.87	3.32	1.94	0.04	5.31
Less distributions paid:
From net investment income	(0.18)		(0.31)	(0.42)	(0.36)	(0.40)	(0.34)
From net realized
gain on investments	—		(0.71)	(5.09)	—	—	—
Total distributions	(0.18)		(1.02)	(5.51)	(0.36)	(0.40)	(0.34)
Paid-in capital from
redemption fees (Note 2)	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$29.73		$32.18	$28.33	$30.52	$28.94	$29.30
Total Return(3)	(7.09	)%(6)	17.27%	12.17%	6.79%	0.11%	22.10%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class A (Continued)	USA Mutuals Vice Fund

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015	2014
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$13,399		$16,664	$16,254	$18,219	$22,985	$20,626
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	1.50	%(7)	1.53%	1.49%	1.48%	1.44%	1.47%
After waiver and
expense reimbursement(4)	1.49	%(7)	1.49%	1.49%	1.48%	1.44%	1.47%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.97	%(7)	0.84%	1.07%	1.11%	1.30%	1.68%
After waiver and
expense reimbursement(4)	0.98	%(7)	0.88%	1.07%	1.11%	1.30%	1.68%
Portfolio turnover rate(5)	6.54	%(6)	19.53%	56.05%	58.27%	77.77%	166.95%

(1)	Calculated using the average shares outstanding method.
(2)	Less than one cent per share.
(3)	Based on net asset value, which does not reflect the sales charge.
(4)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 1.49% of average net assets of the Fund for Class A shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 1.85% of average net assets of the Fund for Class A shares.

(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C USA Mutuals Vice Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months
	Ended
	September 30,
	2018		Year Ended March 31,
	(Unaudited)		2018	2017	2016	2015		2014
Net Asset Value,
Beginning of Period	$31.56		$27.86	$30.00	$28.54	$28.97		$24.16
Income (loss) from
investment operations:
Net investment income(1)	0.04		0.03	0.10	0.11	0.16		0.26
Net realized and unrealized
gain (loss) on investments	(2.38)		4.52	2.94	1.58	(0.33	)(2)	4.80
Total from investment operations	(2.34)		4.55	3.04	1.69	(0.17)		5.06
Less distributions paid:
From net investment income	—		(0.14)	(0.09)	(0.23)	(0.26)		(0.25)
From net realized
gain on investments	—		(0.71)	(5.09)	—	—		—
Total distributions	—		(0.85)	(5.18)	(0.23)	(0.26)		(0.25)
Paid-in capital from
redemption fees (Note 2)	—		—	—	0.00 (3)	0.00	(3)	0.00 (3)
Net Asset Value, End of Period	$29.22		$31.56	$27.86	$30.00	$28.54		$28.97
Total Return(4)	(7.25	)%(7)	16.38%	11.32%	6.00%	(0.61)%		21.15%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Class C (Continued)	USA Mutuals Vice Fund

	Six Months
	Ended
	September 30,		Year Ended March 31,
	2018
	(Unaudited)		2018	2017	2016	2015	2014
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$14,730		$16,492	$16,715	$17,378	$20,092	$15,748
Ratio of expenses
to average net assets:
Before waiver and
expense reimbursement	2.25	%(8)	2.28%	2.24%	2.23%	2.19%	2.22%
After waiver and
expense reimbursement(5)	2.24	%(8)	2.24%	2.24%	2.23%	2.19%	2.22%
Ratio of net investment income
to average net assets:
Before waiver and
expense reimbursement	0.23	%(8)	0.08%	0.32%	0.38%	0.57%	0.94%
After waiver and
expense reimbursement(5)	0.24	%(8)	0.12%	0.32%	0.38%	0.57%	0.94%
Portfolio turnover rate(6)	6.54	%(7)	19.53%	56.05%	58.27%	77.77%	166.95%

(1)	Calculated using the average shares outstanding method.
(2)	Due to the timing of capital share transactions, the per share amount of the net realized and unrealized loss on investments varies from the amounts shown in the Statement of Operations.
(3)	Less than one cent per share.
(4)	Based on net asset value, which does not reflect the sales charge.
(5)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure that the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%. The Advisor had contractually agreed, effective July 29, 2013 through July 31, 2016, to limit the Fund’s total annual fund operating expenses (exclusive of taxes, interest and dividends on short sales, brokerage, dividends on short positions, acquired fund fees and expenses and extraordinary expenses) to 2.24% of average net assets of the Fund for Class C shares.  Prior to July 29, 2013, the Advisor had contractually agreed to limit the Fund’s total annual fund operating expenses to 2.60% of average net assets of the Fund for Class C shares.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(7)	Not annualized.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals Navigator Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months Ended
	September 30, 2018		Period Ended
	(Unaudited)		March 31, 2018(1)
Net Asset Value, Beginning of Period	$20.48		$20.00
Income (loss) from investment operations:
Net investment loss(2)	(0.02)		(0.07)
Net realized and unrealized gain on investments	2.19		0.68
Total from investment operations	2.17		0.61
Less distributions paid:
From net realized gain on investments	—		(0.13)
Net Asset Value, End of Period	$22.65		$20.48
Total Return	10.60	%(4)	3.02	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$42,121		$23,125
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	2.46	%(5)	3.16	%(5)
After waiver and expense reimbursement(3)	1.99	%(5)	1.99	%(5)
Ratio of net investment loss to average net assets:
Before waiver and expense reimbursement	(0.69	)%(5)	(1.95	)%(5)
After waiver and expense reimbursement(3)	(0.22	)%(5)	(0.78	)%(5)
Portfolio turnover rate	0.00	%(4)	0.00	%(4)

(1)	The USA Mutuals Navigator Fund Institutional Class shares commenced operations on October 13, 2017.
(2)	Calculated using the average shares outstanding method.
(3)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.99%.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Financial Highlights – Institutional Class	USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund

The table below sets forth per share data for a share outstanding of the Fund throughout each period presented.

	Six Months Ended
	September 30, 2018		Period Ended
	(Unaudited)		March 31, 2018(1)
Net Asset Value, Beginning of Period	$9.93		$10.00
Income (loss) from investment operations:
Net investment loss(2)	0.00	(3)	(0.02)
Net realized and unrealized gain on investments	0.26		0.08
Total from investment operations	0.26		0.06
Less distributions paid:
From net realized gain on investments	—		(0.13)
Net Asset Value, End of Period	$10.19		$9.93
Total Return	2.62	%(5)	0.58	%(5)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$8,824		$7,232
Ratio of expenses to average net assets:
Before waiver and expense reimbursement	3.67	%(6)	4.40	%(6)
After waiver and expense reimbursement(4)	1.34	%(6)	1.29	%(6)
Ratio of expenses to average net assets (excluding dividend
and interest expense):
Before waiver and expense reimbursement	3.62	%(6)	4.40	%(6)
After waiver and expense reimbursement(4)	1.29	%(6)	1.29	%(6)
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement	(2.30	)%(6)	(3.55	)%(6)
After waiver and expense reimbursement(4)	0.03	%(6)	(0.44	)%(6)
Portfolio turnover rate	247.77	%(5)	300.53	%(5)

(1)	The USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund Institutional Class shares commenced operations on October 16, 2017.
(2)	Calculated using the average shares outstanding method.
(3)	Less than one cent per share.
(4)
Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Fund to ensure the total annual operating expenses for the Fund, as a percentage of the Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.29%.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2018 (Unaudited)

(1) Organization
USA Mutuals (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated March 20, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The USA Mutuals Vice Fund (“Vice Fund”), USA Mutuals Navigator Fund (“Navigator Fund”), and USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund (“Hedged Quantamental Opportunities Fund”) (each a “Fund” and collectively the “Funds”), each represent a distinct portfolio with its own investment objective and policies within the Trust. The Funds are diversified funds. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Vice Fund is currently authorized to offer Class A, Class C, Institutional Class and Investor Class shares. The Navigator Fund and Hedged Quantamental Opportunities Fund are currently authorized to offer Institutional Class and Class Z shares (although currently only offer Institutional Class shares). The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Vice Fund’s prospectus. A contingent deferred sales charge of 1.00% may be imposed on Class A share purchases of $1 million or more that are redeemed within 18 months of purchase. Class C shares are subject to a 1.00% contingent deferred sales charge for redemptions made within 12 months of purchase, in accordance with the Vice Fund’s prospectus. The contingent deferred sales charge for these Class C shares is based on the net asset value (“NAV”) of the shares at the time of purchase. Investor Class, Institutional Class and Class Z shares are no-load shares.

The following table presents the class-specific commencement of operations dates for each of the Funds:

Commencement of Operations
	Institutional Class	Investor Class	Class A	Class C
Vice Fund	April 1,	August 30,	December 8,	December 8,
	2014	2002	2011	2011
Navigator Fund	October 13,
	2017	N/A	N/A	N/A
Hedged Quantamental	October 16,
Opportunities Fund	2017	N/A	N/A	N/A

Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman, the Navigator Fund’s portfolio manager (the “Navigator Predecessor Partnership”), converted into the Institutional Class shares of the Navigator Fund by

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

contributing all of its assets to the Navigator Fund in exchange for Institutional Class shares of the Navigator Fund.  The total amount of the contribution was $19,863,326, consisting of securities, cash, and other receivables which were recorded at value as of the date of the conversion. The transaction was considered non-taxable by management for tax purposes. As a result of the in-kind contribution, the Navigator Fund issued 993,166 shares at a $20.00 per share NAV.

Simultaneous with the commencement of the Hedged Quantamental Opportunities Fund’s investment operations on October 16, 2017, B.C. Capital Investors, L.P., a limited partnership managed by WaveFront Global Asset Management Corporation (the “WaveFront Predecessor Partnership”), converted into the Institutional Class shares of the Hedged Quantamental Opportunities Fund by contributing all of its assets to the Hedged Quantamental Opportunities Fund in exchange for Institutional Class shares of the Hedged Quantamental Opportunities Fund. The total amount of the contribution was $13,160,792, consisting of securities, cash, and other receivables which were recorded at value as of the date of the conversion. The transaction was considered non-taxable by management for tax purposes. As a result of the in-kind contribution, the Hedged Quantamental Opportunities Fund issued 1,316,079 shares at a $10.00 per share NAV.

The Funds are managed by USA Mutuals Advisors, Inc. (the “Advisor”). The investment objective of the Vice Fund is long-term growth of capital. The investment objective of the Navigator Fund is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the S&P 500 Index in bull markets, and less or negatively correlated in bear markets. The investment objective of the Hedged Quantamental Opportunities Fund is to produce positive absolute returns while reducing exposure to general equity market risk.

(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(a)  Investment Valuation
Securities traded on a national securities exchange are valued at the latest reported sale price on such exchange. Exchange traded securities and funds for which there were no transactions are valued at the latest bid prices. Mutual funds are valued at their respective NAVs.

All equity securities that are listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities, including U.S. Treasury Bills, are valued at the mean in accordance with prices furnished

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

by a pricing service, subject to review by the Funds’ Advisor. Securities for which market quotations are not readily available and other assets for which market quotations do not accurately reflect fair value or if the value of a security held by the Funds has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), may be valued at their fair value as determined by the Advisor under the supervision of the Funds’ Board of Trustees. When determining fair value, the following factors may be taken into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and the lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Non-exchange traded options and options valued using mean prices when there were no trades as of measurement date will be classified as Level 2 investments. “Fair value” of other private options are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time a Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (the “NYSE”), generally 4:00 p.m. Eastern Time.

Futures contracts are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the futures contracts are valued by the Valuation Committee under the supervision of the Funds’ Board of Trustees. Futures are generally categorized as Level 1 of the fair value hierarchy.

The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 –	Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 –	Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the Valuation Committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. A majority of Level 3 investments as of September 30, 2018 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements and other factors provided by the underlying companies. The valuation methodology used for the six months ended September 30, 2018 considered cases sold, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales and financial information. A decrease in these estimates and inputs would cause fair value to decrease. The Vice Fund also owns a corporate bond and warrants issued by Bio Soil Enhancers, Inc. The company is in the microbial soil enhancement industry. Valuation of the warrants uses the Black Scholes option valuation model, while the debt security is valued based on the provided financial information. Future sales of Bio Soil Enhancers, Inc. will influence the price of the debt securities, as will history of monthly coupon payments. Because of the inherent uncertainty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Trust’s financial statements and disclosures.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Vice Fund’s investments as of September 30, 2018:

Vice Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$195,616,126	$—	$4,060	$195,620,186
Preferred Stocks	—	—	250,000	250,000
Corporate Bond	—	—	—	—
Warrants	—	—	750	750
Short-Term Investment	1,466,554	—	—	1,466,554
Total*	$197,082,680	$—	$254,810	$197,337,490

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Vice Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

The following is a reconciliation of the Vice Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2018:

Investments in Securities
Six Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2018
Fair Value as of March 31, 2018	$3,875,750
Accrued discounts/premiums	—
Realized gain (loss)	(295,000)
Change in net unrealized appreciation (depreciation)	1,375,000
Purchases	4,060
Sales	(4,705,000)
Transfer into Level 3	—
Transfer out of Level 3	—
Fair Value as of September 30, 2018	$254,810
Total change in net unrealized (depreciation) relating to Level 3
investments still held at September 30, 2018	$(125,000)

The following is a summary of quantitative information about significant unobservable valuation inputs for the Vice Fund for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

	Fair Value as of	Valuation	Unobservable
Investments	September 30, 2018	Technique	Inputs	Range
Zodiac Spirits, LLC –		Discounted	Projected
Class A – Preferred	$250,000	Cash Flow	Case Sales	$50.000

Bio Soil Enhancers, Inc. –			Projected
Corporate Bond	$—	Cash Flow	Revenue	$—

Projected
Bio Soil Enhancers, Inc. –		Black	Revenue
Warrants	$750	Scholes	Multiple	$0.005

Australis Capital, Inc.		Stale Last
	$4,060	Trade Price		$1.789

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Navigator Fund’s investments and derivative investments as of September 30, 2018:

Navigator Fund

	Level 1	Level 2	Level 3	Total
Short-Term Investments
U.S. Treasury Bills	$—	$33,165,053	$—	$33,165,053
Investment Company	7,130,798	—	—	7,130,798
Total Short-Term Investments	$7,130,798	$33,165,053	$—	$40,295,851

Futures Contracts
Long Futures Contracts	$94,389	$—	$—	$94,389
Total Futures Contracts	$94,389	$—	$—	$94,389

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Navigator Fund.

The following is a summary of the inputs used to value the Hedged Quantamental Opportunities Fund’s investments and derivative investments as of September 30, 2018:

Hedged Quantamental Opportunities Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,212,510	$—	$—	$2,212,510
Exchange Traded Funds	4,060,307	—	—	4,060,307
Short-Term Investments	2,103,126	—	—	2,103,126
Total*	$8,375,943	$—	$—	$8,375,943

Securities Sold Short
Exchange Traded Funds	$(1,629,694)	$—	$—	$(1,629,694)

Futures Contracts
Long Futures Contracts	$36,775	$—	$—	$36,775
Short Futures Contracts	8,038	—	—	8,038
Total Futures Contracts	$44,813	$—	$—	$44,813

*	Additional information regarding the industry classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Hedged Quantamental Opportunities Fund.

(b)  Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and will make the requisite distributions of income and capital gains to its shareholders sufficient to relieve

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Management has reviewed the Funds’ tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions. As of and during the six months ended September 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. The statute of limitations on the Vice Fund’s tax returns remains open for the years ended March 31, 2015 through March 31, 2018 and since inception for the Navigator Fund and Hedged Quantamental Opportunities Fund.

As of March 31, 2018, the components of accumulated earnings on a tax basis for the Funds were as follows:

			Hedged
			Quantamental
		Navigator	Opportunities
	Vice Fund	Fund	Fund
Cost basis of investments for
federal income tax purposes	$171,323,935	$22,483,140	$7,328,445
Gross tax unrealized appreciation	88,529,276	—	104,393
Gross tax unrealized depreciation	(25,304,658)	(5,892)	(212,105)
Net tax unrealized
appreciation (depreciation)	63,224,618	(5,892)	(107,712)
Undistributed ordinary income	544,252	144,102	346,905
Undistributed long-term gains	—	264,431	315,479
Total distributable earnings	544,252	408,533	662,384
Other accumulated losses	(1,455,291)	—	—
Total accumulated gains	$62,313,579	$402,641	$554,672

The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales, straddles, partnership basis adjustments, and futures marked-to-market.

At March 31, 2018, the Funds did not have any capital loss carryforwards, and the Vice Fund deferred, on a tax basis, post-October losses of $1,203,052.

(c)  Distributions to Shareholders
The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

year to comply with federal tax requirements. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (“equalization”). The tax character of distributions paid by the Funds during the period ended September 30, 2018 and year or period ended March 31, 2018 were as follows:

	Six Months Ended		Year Ended
	September 30, 2018		March 31, 2018*
	Ordinary	Short-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
Vice Fund	$1,168,013	$—	$4,386,109	$3,027,882
Navigator Fund	$—	$—	$23,685	$102,963
Hedged Quantamental
Opportunities Fund	$—	$—	$33,835	$75,522

*	For the period from October 13, 2017 through March 31, 2018 for the Navigator Fund and for the period from October 16, 2017 through March 31, 2018 for the Hedged Quantamental Opportunities Fund.

(d)  Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)  Share Valuation
The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by a Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.

(f)  Short Positions
Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. A Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, a Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

with Note 2(a) above. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. During the period ended September 30, 2018, the Vice Fund and Navigator Fund were not invested in short positions. During the period ended September 30, 2018, the Hedged Quantamental Opportunities Fund was invested in short positions, and pledged $1,671,739 of cash and cash equivalents as collateral for securities sold short.

(g)  Options
The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the fair value of an option. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. An option that is purchased or written by a Fund is generally valued at the composite price based on the last trade on a given business day or, if there are no trades for the option, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchange where the option is traded. Non-exchange traded options will also be valued at the mean between bid and asked prices. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from written options. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.

A Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with a Fund’s investment objective. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to a Fund. During the period ended September 30, 2018, the Hedged Quantamental Opportunities Fund was invested in option contracts.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

(h)  Derivative Instruments
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statements of Assets and Liabilities and Statements of Operations. Only the current day variation margin on futures contracts is separately reported within the Funds’ Statements of Assets and Liabilities. The cumulative unrealized appreciation (depreciation) of futures contracts is reported on the Funds’ Schedules of Futures Contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Funds’ Statements of Operations.

The following tables present derivative assets and liabilities net of amounts available for offset and net of related collateral received or pledged, if any, as of September 30, 2018.

Navigator Fund

Liabilities:		Gross	Net
		Amounts	Amounts	Gross Amounts not offset in the Statements of Assets and Liabilities
		Offset	Presented
		in the	in the
	Gross	Statements	Statements
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	Received	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Pledged)	Amount
Futures contracts(a)	$13,787	$—	$13,787	$—	$(13,787)	$—

Hedged Quantamental Opportunities Fund
Liabilities:		Gross	Net
		Amounts	Amounts	Gross Amounts not offset in the Statements of Assets and Liabilities
		Offset	Presented
		in the	in the
	Gross	Statements	Statements
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	Received	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Pledged)	Amount
Futures contracts(a)	$7,770	$—	$7,770	$—	$(7,770)	$—

(a)
Reflects the current day variation margin for futures contracts. Unrealized appreciation (depreciation) is reported on the Funds’ Schedule of Futures Contracts. Collateral presented may not represent the full balance of amounts pledged or received. See the Portfolios of Investments and the Statements of Assets and Liabilities for additional information on collateral as of September 30, 2018.

The following table presents the fair value of derivative instruments for the Funds at September 30, 2018 as presented on the Funds’ Statements of Assets and Liabilities. The Vice Fund did not hold any derivative instruments as of September 30, 2018.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

			Net Unrealized
	Fair Value		Gain (Loss) on
Derivatives not accounted			Open
for as hedging instruments	Assets	Liabilities	Positions
Navigator Fund
Futures Contracts(a)
Long Contracts
Stock Indices	$94,389	$—	$94,389
Total Long Contracts	94,389	—	94,389
Total Futures Contracts	$94,389	$—	$94,389

Hedged Quantamental Opportunities Fund
Futures Contracts(a)
Long Contracts
Currencies	$13,473	$2,343	$11,130
Interest Rates	768	—	768
Stock Indices	31,835	6,958	24,877
Total Long Contracts	46,076	9,301	36,775
Short Contracts
Currencies	18,874	5,100	13,774
Interest Rates	1,121	2,251	(1,130)
Stock Indices	—	4,606	(4,606)
Total Short Contracts	19,995	11,957	8,038
Total Futures Contracts	$66,071	$21,258	$44,813

(a)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Funds’ Schedules of Open Futures Contracts. Only the current day variation margin for futures contracts is separately reported within the Funds’ Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

The following table presents the trading results of the derivative trading and information related to the volume of the Funds’ derivative activity for the period ended September 30, 2018. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Funds’ Statements of Operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized
Navigator Fund
Futures Contracts
Stock Indices	$1,507,307	$1,423,777
Total Futures Contracts	$1,507,307	$1,423,777

Hedged Quantamental Opportunities Fund
Futures Contracts
Currencies	$(103,063)	$22,701
Interest Rates	(108,966)	1,347
Stock Indices	(171,393)	(23,731)
Total Futures Contracts	$(383,422)	$317
Purchased Option Contracts	$(46,203)	$(24,287)

The average monthly notional amounts are shown as an indicator of volume and reflect the period ended September 30, 2018. Please refer to the Funds’ prospectus for a listing of risks associated with these investments. The average monthly notional amounts during the period were:

	Average Notional Amount
Navigator Fund	Long Contracts	Short Contracts
Futures Contracts	$33,004,916	$—

Hedged Quantamental Opportunities Fund	Long Contracts	Short Contracts
Futures Contracts	$3,427,891	$7,008,002
Option Contracts	$101,698	$—

(i)  Other
Investment transactions and shareholder transactions are accounted for on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Expenses incurred by the Funds that do not relate to a specific Fund or Class are allocated to the individual Funds and Classes based on each Fund’s and Class’s relative net assets or other appropriate basis (as determined by the Board of Trustees).

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

(j)  Foreign Currency Translation
Values of investments denominated in foreign currencies are translated to U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of the securities held. Such gains or losses are included with the net realized and unrealized gain or (loss) from investments, as appropriate.

Reported net realized foreign exchange gains or losses are from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at September 30, 2018, resulting from changes in exchange rates.

Foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self- sufficiency. Additional risks include currency fluctuations, political and economic instability, imposition of foreign withholding taxes, differences in financial reporting standards and less stringent regulation of securities markets.

(k)  Subsequent Events
In preparing these financial statements, management has performed an evaluation of subsequent events after September 30, 2018 through the date the financial statements were issued and determined that there were no subsequent events that would require adjustment to or additional disclosure in the financial statements.

(l)  Offering Costs
Offering Costs are capitalized and expensed over 12 months on a straight-line basis and are subject to the expense waiver and reimbursement agreement. See Note 3. During the period ended September 30, 2018, the Navigator Fund and Hedged Quantamental Opportunities Fund expensed $23,839 and $29,904, respectively. At September 30, 2018, the remaining amount of offering costs to be expensed amounted to $1,564 for the Navigator Fund and $2,451 for the Hedged Quantamental Opportunities Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

(3) Transactions with Affiliates
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom officers of the Trust are affiliated, to furnish investment advisory services to the Funds.

Under the terms of the Agreement, the Advisor is entitled to receive a fee as follows:

	Annual Advisory Fee
	as a Percentage of the	Management Fees for
	Average Daily Net	the Six Months Ended
	Assets of the Fund	September 30, 2018
Vice Fund	0.95%	$1,033,973
Navigator Fund	1.75%	254,752
Hedged Quantamental Opportunities Fund	1.25%	49,522

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Vice Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Vice Fund to ensure that the total annual operating expenses for the Vice Fund, as a percentage of the Vice Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.24%.

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Navigator Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Navigator Fund to ensure that the total annual operating expenses for the Navigator Fund, as a percentage of the Navigator Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.99%.

Pursuant to an expense waiver and reimbursement agreement between the Advisor and the Trust, on behalf of the Hedged Quantamental Opportunities Fund, the Advisor has contractually agreed effective through July 31, 2019, to waive its management fee and/or reimburse the Hedged Quantamental Opportunities Fund to ensure that the total annual operating expenses for the Hedged Quantamental Opportunities Fund, as a percentage of the Hedged Quantamental Opportunities Fund’s average daily net assets (excluding front-end or contingent deferred sales loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees) do not exceed 1.29%.

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the month

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

in which the fee was waived or reimbursed, if such reimbursement will not cause the Fund to exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

The following table shows the amounts waived and reimbursed which are subject to potential recoupment, and their related expiration date:

Vice Fund
		Recoupment	Remaining
	Expenses	to Advisor	Available
	Waived and	Six Months Ended	Subject to
Period	Reimbursed	September 30, 2018	Recoupment	Expiration
Six Months Ended
September 30, 2018	$16,709	$—	$16,709	4/21 – 9/21
Fiscal Year Ended
March 31, 2018	85,716	—	85,716	3/31/21
Fiscal Year Ended
March 31, 2017	11,092	—	11,092	3/31/20
Total	$113,517	$—	$113,517

Navigator Fund
		Recoupment	Remaining
	Expenses	to Advisor	Available
	Waived and	Six Months Ended	Subject to
Period	Reimbursed	September 30, 2018	Recoupment	Expiration
Six Months Ended
September 30, 2018	$68,565	$—	$68,565	4/21 – 9/21
Period Ended
March 31, 2018*	114,631	—	114,631	3/31/21
Total	$183,196	$—	$183,196

*  Period from October 13, 2017 (commencement of operations) through March 31, 2018.

Hedged Quantamental Opportunities Fund

		Recoupment	Remaining
	Expenses	to Advisor	Available
	Waived and	Six Months Ended	Subject to
Period	Reimbursed	September 30, 2018	Recoupment	Expiration
Six Months Ended
September 30, 2018	$92,184	$—	$92,184	4/21 – 9/21
Period Ended
March 31, 2018*	128,394	—	128,394	3/31/21
Total	$220,578	$—	$220,578

*  Period from October 16, 2017 (commencement of operations) through March 31, 2018.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) on behalf of the Vice Fund which authorizes it to pay Compass Distributors, LLC (the “Distributor”) a distribution fee of up to 0.50% of the Vice Fund’s average daily net assets

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

for Investor Class shares and 1.00% for Class C shares for services to prospective Vice Fund shareholders and distribution of Fund shares. For the 12-month period covered by this report, the Vice Fund’s Board of Trustees has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares. The expenses covered by the 12b-1 Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Vice Fund. Payments made pursuant to the 12b-1 Plan will represent compensation for distribution and service activities.

For the six months ended September 30, 2018, the amounts accrued in the Vice Fund were as follows:

Distribution Plan Accruals
Investor Class	Class A	Class C
$218,302	$19,103	$77,585

The following issuer was affiliated with the Vice Fund, as the Vice Fund held 5% or more of the outstanding voting securities of the issuer during the six months ended September 30, 2018. No issuers were affiliated with the Navigator Fund or the Hedged Quantamental Opportunities Fund during the six months ended September 30, 2018. Michael Loukas, President of the Trust, represents a Series A Preferred Member on the Board of Managers of Zodiac Spirits, LLC. See Section 2(a)(3) of the 1940 Act.

Zodiac Spirits, LLC-
Vice Fund	Class A
March 31, 2018
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$375,000
Gross Additions
Shares	—
Cost	$—
Gross Deductions
Shares	—
Cost	$—
Proceeds	$—
September 30, 2018
Balance
Shares	5,000
Cost	$5,000,000
Market Value	$250,000
Net realized gain (loss)	$—
Change in net unrealized appreciation (depreciation)	$(125,000)
Dividend income	$—

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

(4) Capital Share Transactions
Transactions in shares of the Vice Fund Institutional Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2018		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		371,809		109,968
Shares sold	$5,633,257	182,485	$9,014,439	295,581
Shares issued to holders
in reinvestment
of distributions	62,565	2,022	313,838	9,799
Shares redeemed	(2,805,043)	(89,470)	(1,359,188)	(43,539)
Net increase	$2,890,779	95,037	$7,969,089	261,841
Ending shares		466,846		371,809

Transactions in shares of the Vice Fund Investor Class were as follows:

	Six Months Ended		Year Ended
	September 30, 2018		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		5,857,375		6,826,117
Shares sold	$5,151,148	165,293	$16,823,917	538,659
Shares issued to holders
in reinvestment
of distributions	936,506	30,645	5,843,890	184,521
Shares redeemed	(26,337,212)	(848,603)	(52,075,066)	(1,691,922)
Net decrease	$(20,249,558)	(652,665)	$(29,407,259)	(968,742)
Ending shares		5,204,710		5,857,375

Transactions in shares of the Vice Fund Class A were as follows:

	Six Months Ended		Year Ended
	September 30, 2018		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		517,895		573,643
Shares sold	$966,178	31,475	$2,314,946	73,854
Shares issued to holders
in reinvestment
of distributions	73,665	2,425	460,002	14,592
Shares redeemed	(3,100,621)	(101,037)	(4,424,739)	(144,194)
Net decrease	$(2,060,778)	(67,137)	$(1,649,791)	(55,748)
Ending shares		450,758		517,895

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

Transactions in shares of the Vice Fund Class C were as follows:

	Six Months Ended		Year Ended
	September 30, 2018		March 31, 2018
	Amount	Shares	Amount	Shares
Beginning shares		522,625		599,957
Shares sold	$1,288,099	42,950	$854,683	28,166
Shares issued to holders
in reinvestment
of distributions	24,286	812	422,086	13,589
Shares redeemed	(1,890,784)	(62,329)	(3,588,820)	(119,087)
Net decrease	$(578,399)	(18,567)	$(2,312,051)	(77,332)
Ending shares		504,058		522,625
Total decrease for the Fund	$(19,997,956)		$(25,400,012)

Transactions in shares of the Navigator Fund Institutional Class were as follows:

	Six Months Ended		Period Ended
	September 30, 2018		March 31, 2018(1)
	Amount	Shares	Amount	Shares
Beginning shares		1,129,099		—
Shares sold	$16,584,621	753,446	$5,789,285	272,195
Shares issued from
transfer in-kind	—	—	19,863,326	993,166
Shares issued to holders
in reinvestment
of distributions	—	—	126,648	6,063
Shares redeemed	(489,386)	(22,558)	(3,056,833)	(142,325)
Net increase	$16,095,235	730,888	$22,722,426	1,129,099
Ending shares		1,859,987		1,129,099

(1)  Commencement of operations was October 13, 2017.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

Transactions in shares of the Hedged Quantamental Opportunities Fund Institutional Class were as follows:

	Six Months Ended		Period Ended
	September 30, 2018		March 31, 2018(1)
	Amount	Shares	Amount	Shares
Beginning shares		727,941		—
Shares sold	$1,788,160	178,666	$476,592	47,430
Shares issued from
transfer in-kind	—	—	13,160,792	1,316,079
Shares issued to holders
in reinvestment
of distributions	—	—	109,357	10,732
Shares redeemed	(399,306)	(40,259)	(6,473,303)	(646,300)
Net increase	$1,388,854	138,407	$7,273,438	727,941
Ending shares		866,348		727,941

(1)  Commencement of operations was October 16, 2017.

(5) Investment Transactions
For the six months ended September 30, 2018, the aggregate purchases and sales of securities, excluding short-term investments, option transactions, derivative instruments, and short sales (as applicable), are summarized below:

			Hedged
			Quantamental
			Opportunities
	Vice Fund	Navigator Fund	Fund
Purchases	$14,009,935	$—	$14,158,988
Sales	32,361,262	—	13,832,331

For the six months ended September 30, 2018, purchases and sales of U.S. government securities are summarized below:

			Hedged
			Quantamental
			Opportunities
	Vice Fund	Navigator Fund	Fund
Purchases	$—	$35,484,026	$—
Sales	—	21,500,000	—

(6) Credit Facility
U.S. Bank, N.A. has made available to the Vice Fund an unsecured credit facility pursuant to a Loan and Security Agreement for the Fund which matures, unless renewed, on March 5, 2019. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, covenants, and the right of setoff on the Fund’s assets, in connection with shareholder redemptions. The Vice Fund may borrow up to the lesser of $8,500,000 or certain percentage amounts based on the net assets of the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2018 (Unaudited)

The interest rate paid by the Vice Fund on outstanding borrowings is equal to the Prime Rate. As of September 30, 2018, the Prime Rate was 5.25%.  During the six months ended September 30, 2018, the Vice Fund had outstanding borrowings of $140,000 under the credit facility and paid an interest rate of 5.00%, totaling $58 which is shown as interest expense on the Statement of Operations. The July 13, 2018 balance of $140,000 for the Vice Fund was the maximum borrowing during the six months ended September 30, 2018.

(7) Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2018, National Financial Services, LLC, for the benefit of its customers, owned 50.29% of the outstanding shares of the Hedged Quantamental Opportunities Fund.

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited)

The Board of Trustees (the “Trustees”) of USA Mutuals (the “Trust”) met in person on May 3, 2018 (the “Meeting”) to consider the approval of the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the USA Mutuals Vice Fund (the “Fund”), a series of the Trust, and USA Mutuals Advisors, Inc., the Fund’s investment advisor (the “Advisor”). In advance of the Meeting, the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), requested and received materials to assist them in considering the approval of the Agreement, including a written response by the Advisor to specific questions forwarded by the Trust’s outside legal counsel on behalf of the Independent Trustees. The materials provided contained information with respect to the factors noted below, including copies of the Agreement and the Trust’s amended and restated expense waiver and reimbursement agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the performance, management fees and other expenses of the Fund, Fund distribution information and due diligence materials relating to the Advisor (including a copy of the Advisor’s Form ADV, select financial information of the Advisor and other pertinent information). Based on their evaluation of the information provided by the Advisor, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the continuation of the Agreement through July 31, 2019.

DISCUSSION OF FACTORS CONSIDERED

In considering the approval of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff. The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Advisor, as well as the qualifications, experience and responsibilities of Mr. Jordan Waldrep as the Fund’s portfolio manager and other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Trustees considered information provided by the Advisor in response to the Board’s 15(c) request, including the structure of the Advisor’s compliance program and the Advisor’s marketing activity and goals and its continuing commitment to the growth of the Fund’s assets. The Trustees noted that during the course of the prior year they had met with the representatives of the Advisor in person to discuss the Fund’s performance and outlook, along with the marketing and compliance efforts made by the Advisor throughout the year. The Trustees discussed the Advisor’s handling of compliance matters, including the quarterly and annual reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program. The Trustees concluded that the Advisor had

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Advisor’s compliance program, were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISOR

In assessing the quality of the portfolio management services delivered by the Advisor, the Trustees compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index, and in comparison to a peer group constructed by data from Morningstar Direct (the “Morningstar Peer Group”). The Trustees noted that the Fund’s Investor Class performance was above the median for the Morningstar Peer Group of U.S. open-end large blend funds for the year-to-date, one-year and three-year periods and slightly below the median for the five-year and ten-year periods. The Trustees further noted that the performance was within the first quartile for the year-to-date, one-year and three-year periods and in the third quartile for the five-year and ten-year periods for the Morningstar Peer Group. The Trustees also reviewed the Fund’s performance for the year-to-date, one-, three-, five-, ten-year and since inception periods ended March 31, 2018, and noted that the Fund’s Investor Class shares had outperformed the S&P 500 Index for the year-to-date, one-year, three-year and since inception periods and underperformed the Index for the five-year and ten-year periods.

After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISOR

The Trustees considered the cost of services and the structure of the Advisor’s management fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed the related statistical information and other materials provided in the Meeting materials, including the comparative expenses and expense components. The Trustees considered the cost structure of the Fund relative to its Morningstar Peer Group. The Trustees also considered the fee waivers and expense reimbursement agreements between the Trust, on behalf of the Fund, and the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and profitability analysis provided by the Advisor. The Trustees also examined the level of profits realized by the Advisor from the fees payable under the Agreement, as well as the Fund’s brokerage arrangements, noting that the Advisor uses soft dollars to pay for limited research. These considerations were based on materials requested by the Board specifically for the Meeting, as well as the presentations made by the Advisor over the course of the year. The Trustees noted that

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT
(Unaudited) (Continued)

the Fund’s contractual management fee of 0.95% fell within the fourth quartile and was above the Morningstar Peer Group average and median of 0.62%. The Trustees observed that the Fund’s Investor Class net expense ratio of 1.24%, minus Rule 12b-1 fees, fell at the top of the fourth quartile among the Morningstar Peer Group, compared to the average and median of 0.79%.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Advisor were fair and reasonable in light of the comparative performance, expense and management fee information reviewed but that the fees and expenses should continue to be assessed. The Trustees noted that in comparison to the Morningstar Peer Group, the Fund may be considered a specialty fund versus large blend. The Trustees further concluded that the Advisor’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Advisor maintained adequate profit levels to support the services to the Fund.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Advisor’s fee structure, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Advisor and the Fund at the Fund’s current asset levels.

5.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by the Advisor from its association with the Fund. The Trustees examined the brokerage and commissions of the Advisor with respect to the Fund. The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, greater exposure to press coverage, or increased ability to obtain research or brokerage services, appear to be reasonable, and in general could benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, it was the judgment of the Trustees, including a majority of the Independent Trustees, that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any advisor, sub-advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-866-264-8783. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 are available without charge, upon request, by calling 1-866-264-8783 or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO DISCLOSURE INFORMATION (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the Schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-942-8090 (direct) or 1-800-SEC-0330 (general SEC number).

PRIVACY POLICY (UNAUDITED)

The Funds collect non-public information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Funds, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

Not part of the semi-annual report.

USA Mutuals

USA Mutuals Vice Fund
USA Mutuals Navigator Fund
USA Mutuals/WaveFront Hedged Quantamental Opportunities Fund

Investment Advisor	USA Mutuals Advisors, Inc.
Plaza of the Americas
700 North Pearl Street, Suite 900
Dallas, Texas 75201

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202-5615

Independent Registered Public	Cohen & Company, Ltd.
Accounting Firm	342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Distributor	Compass Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.
.
Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant’s independent trustees serve as its nominating committee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       USA Mutuals

By (Signature and Title)      /s/Michael Loukas
Michael Loukas, President

Date   12/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Michael Loukas
Michael Loukas, President

Date   12/4/18

By (Signature and Title)      /s/Jordan Walrep
Jordan Waldrep, Treasurer

Date   12/4/18